Regulatory matters - Regulatory Assets and Liabilities (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 559,887	$ 460,095
Less: current regulatory assets		(50,213)	(59,037)
Non-current regulatory assets		509,674	401,058
Total regulatory liabilities		598,062	588,213
Less: current regulatory liabilities		(41,683)	(39,005)
Non-current regulatory liabilities		556,379	549,208
Reduction of regulatory asset	$ 15,586
Increase of regulatory liability			15,586
Income Taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities		321,960	323,384
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities		196,423	193,564
Rate-base offset
Regulatory Liabilities [Line Items]
Total regulatory liabilities		8,719	10,900
Fuel and commodity costs adjustment
Regulatory Liabilities [Line Items]
Total regulatory liabilities		16,645	21,352
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory liabilities		$ 10,446	4,210
Collection period for services rendered		24 months
Deferred construction costs - fuel related
Regulatory Liabilities [Line Items]
Total regulatory liabilities		$ 7,097	7,258
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities		22,256	11,791
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities		$ 14,516	15,754
Minimum | Rate-base offset
Regulatory Liabilities [Line Items]
Amortization period for regulatory liability		10 years
Maximum | Rate-base offset
Regulatory Liabilities [Line Items]
Amortization period for regulatory liability		16 years
Environmental remediation
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 82,300	82,295
Regulatory assets recovery period		7 years
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 143,292	135,580
Regulatory asset approved not yet being recovered, average recovery term		10 years
Income Taxes
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 71,506	34,822
Debt premium
Regulatory Liabilities [Line Items]
Total regulatory assets		42,150	48,847
Fuel and commodity costs adjustment
Regulatory Liabilities [Line Items]
Total regulatory assets		23,433	26,310
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory assets		69,121	37,202
Clean Energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory assets		26,369	24,095
Deferred construction costs - fuel related
Regulatory Liabilities [Line Items]
Total regulatory assets		38,833	13,986
Asset retirement obligation
Regulatory Liabilities [Line Items]
Total regulatory assets		23,841	21,048
Long-term maintenance contract
Regulatory Liabilities [Line Items]
Total regulatory assets		13,264	8,283
Rate case costs
Regulatory Liabilities [Line Items]
Total regulatory assets		6,695	6,164
Other
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 19,083	$ 21,463
New Brunswick Gas | Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Regulatory assets recovery period		25 years
New Brunswick Gas | Deferred Capitalized Costs
Regulatory Liabilities [Line Items]
Regulatory assets recovery period		29 years
Regulatory Asset Annual Recovery Rate, Percent		2.43%